Transfer of Financial Assets (Tables)	6 Months Ended
Sep. 30, 2022
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the six and three months ended September 30, 2021 and 2022 are as follows:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022	Three months ended September 30, 2021	Three months ended September 30, 2022
Beginning balance	¥63,754	¥70,254	¥63,725	¥77,199
Increase mainly from loans sold with servicing retained	7,138	5,426	3,624	2,546
Decrease mainly from amortization	(6,362)	(8,146)	(2,894)	(4,079)
Increase from the effects of changes in foreign exchange rates	708	12,656	783	4,524

Ending balance	¥65,238	¥80,190	¥65,238	¥80,190

Fair Value of Servicing Assets

The fair value of the servicing assets as of March 31, 2022 and September 30, 2022 are as follows:
	Millions of yen
	March 31, 2022	September 30, 2022
Beginning balance	¥74,135	¥83,732
Ending balance	¥83,732	¥97,725